EQ ADVISORS TRUSTSM

EQ/Large Cap Growth Managed Volatility Portfolio

SUPPLEMENT DATED JUNE 26, 2026 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2026, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may view, print, and download the SAI, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective on or about June 26, 2026, the following changes are being made to the SAI:

All references to Polen Capital Management, LLC are deleted in their entirety.

The section of the SAI entitled “Investment Advisory and Other Services — The Sub-Advisers” is amended to include the following information:

Portfolio	Name and Control Persons of the Sub-Adviser
EQ/Large Cap Growth Managed Volatility Portfolio	Westfield is majority owned by WMS Management, LLC, which is wholly owned by Westfield’s management team.

The section of the SAI entitled “Appendix B — Portfolio Manager Information — Westfield Capital Management Company, L.P. — Other Accounts Managed” is amended to include the following information:

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of April 30, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Large Cap Growth Managed Volatility Portfolio
William A. Muggia	15	$9,996M	13	$4,506M	276	$16,427M	0	N/A	1	$34M	26	$3,825M
Richard D. Lee	10	$5,941M	9	$4,358M	230	$14,943M	0	N/A	0	N/A	23	$2,802M
Matthew R. Renna	11	$5,969M	11	$4,434M	230	$14,943M	0	N/A	0	N/A	23	$2,802M
Edward D. Richardson	10	$5,941M	9	$4,358M	230	$14,943M	0	N/A	0	N/A	23	$2,802M

As of April 30, 2026, the dollar range of shares of the EQ/Large Cap Growth Managed Volatility Portfolio beneficially owned by the portfolio managers listed above was none.